PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2023 and December 31, 2022, property, equipment and software consist of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Office buildings	$3,854,036	$4,053,815
Electronic equipment, furniture and fixtures	2,609,556	2,222,712
Media display equipment	1,056,675	1,111,450
Leasehold improvement	37,780	39,738
Purchased software	5,643,399	5,935,931
Total	13,201,446	13,363,646
Less: accumulated depreciation	(6,438,998)	(5,529,744)
Property, equipment and software, net	$6,762,448	$7,833,902

Depreciation expenses for the six months ended June 30, 2023 and 2022 were approximately $1.3 million and $2.2 million for continuing operations, and $0.2 million and $2.0 million for discontinued operations, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carrying value of approximately $2.4 million, are used as collateral for its short-term bank loan.